CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flows [Line Items]
Net income	$ 286,723	$ 460,825
Operating activities
Mine restoration provisions settled (Note 11)	(793)	(343)
Non-cash charges, net (Note 17)	425,944	369,556
Changes in non-cash working capital (Note 17)	(48,604)	(104,615)
Changes in long-term value added tax receivables	(67,472)	(1,310)
Cash provided by operating activities	595,798	724,113
Financing activities
Revolving credit facility transaction costs (Note 10)	(2,401)	(3,368)
Repayment of equipment loan facilities (Note 10)	(19,802)	(28,797)
Interest and commitment fees paid	(4,456)	(6,232)
Cash proceeds from stock option exercises (Note 12)	14,276	6,435
Dividends paid (Note 12)	(170,635)	(168,372)
Principal payments on lease arrangements (Note 10)	(6,616)	(3,889)
Distributions to non-controlling interest (Note 13)	(30,331)	(36,187)
Participating funding from non-controlling interest	2,463	0
Loan repayments from non-controlling interest	663	5,312
Changes in restricted cash accounts	5,554	870
Cash used by financing activities	(211,285)	(234,228)
Investing activities
Cash paid for acquisition of mineral property (Note 8)	(48,258)	0
Deferred consideration received (Note 8)	45,000	0
Cash paid for acquisition of Oklo Resources Limited (Note 8)	(21,130)	0
Cash acquired on acquisition of Oklo Resources Limited (Note 8)	1,415	0
Loan to associate (Note 9)	(5,000)	0
Cash paid on exercise of mineral property option (Note 8)	(7,737)	0
Funding of reclamation accounts	(6,746)	(8,009)
Cash proceeds from sale of mineral properties, net of transaction costs (Note 8)	0	31,684
Cash paid for purchase of non-controlling interest (Note 8)	(3,336)	0
Purchase of common shares of associate (Note 8)	0	(5,945)
Other	(919)	(1,688)
Cash used by investing activities	(388,782)	(286,277)
(Decrease) increase in cash and cash equivalents	(4,269)	203,608
Effect of exchange rate changes on cash and cash equivalents	(16,784)	(10,294)
Cash and cash equivalents, beginning of year	672,999	479,685
Cash and cash equivalents, end of year	651,946	672,999
Fekola Regional Property, pre-development
Investing activities
Expenditures on mining interests	(26,309)	0
Gramalote Project
Investing activities
Expenditures on mining interests	(15,887)	(23,887)
Other
Investing activities
Expenditures on mining interests	(63,629)	(56,116)
Mining property | Fekola Mine
Investing activities
Expenditures on mining interests	(117,622)	(110,637)
Mining property | Masbate Mine
Investing activities
Expenditures on mining interests	(39,528)	(30,743)
Mining property | Otjikoto Mine
Investing activities
Expenditures on mining interests	$ (79,096)	$ (80,936)